COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Year ended December 31:
2018	¥ 16,285,285
2019	15,749,308
2020	4,548,053
Total	36,582,646
Rental expense for operating leases	¥ 10,601,078	¥ 13,206,748	¥ 12,803,338
Minimum
Lease commitments
Operating lease term	12 months
Maximum
Lease commitments
Operating lease term	58 months
Leases not renewed
Operating lease term which were not renewed	1 month